SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—78.2%
U.S. Treasury Note
1.375%, 10/31/20	$146	$145
1.250%, 3/31/21	912	906
1.125%, 7/31/21	1,964	1,944
1.875%, 1/31/22	1,777	1,787
1.750%, 5/31/22	1,397	1,402
2.000%, 10/31/22	134	136
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,224)		6,320
MORTGAGE-BACKED SECURITIES—4.5%
Agency—3.5%
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	234	233
Pool #AN0853 2.465%, 12/1/21	47	48

		281

Non-Agency—1.0%
COMM Mortgage Trust 2012-CR5, A3 2.540%, 12/10/45	80	81
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $361)		362
ASSET-BACKED SECURITIES—2.0%
Credit Card—1.2%
Citibank Credit Card Issuance Trust 2018-A1, A1 2.490%, 1/20/23	100	101

Other—0.8%
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	65	65
TOTAL ASSET-BACKED SECURITIES (Identified Cost $164)		166
CORPORATE BONDS AND NOTES—12.6%
Communication Services—0.6%
AT&T, Inc. (3 month LIBOR + 1.180%) 3.312%, 6/12/24(1)	48	49

Consumer Discretionary—2.5%
Daimler Finance North America LLC 144A 3.000%, 2/22/21(2)	200	202

Consumer Staples—1.7%
Walmart, Inc. 2.850%, 6/23/20	135	136

	Par Value	Value
Financials—4.8%
Citigroup, Inc. 2.650%, 10/26/20	$ 76	$76
Goldman Sachs Bank USA 3.200%, 6/5/20	95	96
New York Life Global Funding 144A 3.250%, 8/6/21(2)	80	82
PACCAR Financial Corp. 2.800%, 3/1/21	86	87
SunTrust Bank 2.800%, 5/17/22	41	42

		383

Health Care—1.3%
Bristol-Myers Squibb Co. 144A 2.600%, 5/16/22(2)	104	105

Utilities—1.7%
Dominion Energy, Inc. 2.579%, 7/1/20	140	140
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $1,004)		1,015
TOTAL LONG-TERM INVESTMENTS—97.3% (Identified Cost $7,753)		7,863
TOTAL INVESTMENTS—97.3% (Identified Cost $7,753)		$7,863
Other assets and liabilities, net—2.7%		218

NET ASSETS—100.0%		$8,081

Abbreviations:

LIBOR  London Interbank Offered Rate

LLC      Limited Liability Company

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $389 or 4.8% of net assets.

See Notes to Schedule of Investments.

SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$166	$166
Corporate Bonds and Notes	1,015	1,015
Mortgage-Backed Securities	362	362
U.S. Government Securities	6,320	6,320

Total Investments	$7,863	$7,863

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX SHORT-TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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